Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	¥ 326,336,233	¥ 27,776,443	¥ 3,496,764
Current year dditions	665,361,186	298,559,790	24,279,679
Current year reversals	(6,257,466)
Ending balance	¥ 985,439,953	¥ 326,336,233	¥ 27,776,443